Overview and Summary of Significant Accounting Policies (Q1) (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2024 USD ($) RetailCustomer Customer generating_station MW	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) customer generating_station MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2021	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ 1,124,972		$ 1,129,722	$ 1,090,518	$ 794,600		$ 520,988
Asset Retirement Obligation, Revision of Estimate			8,525	$ 0	12,921	44,679
Asset Retirement Obligation, Accretion Expense			2,737	2,639	13,102	8,081
Accumulated Other Comprehensive Income (Loss), Net of Tax			36,680		29,294	22,269	(29,407)		(43,420)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax			6,626	(8,532)	1,594	46,245	10,393
Inventories			69,185		77,198	60,497
Cash and cash equivalents			$ 435,217		$ 28,579	201,548
Ownership percentage by parent					82.35%
Number of customers			524,000		523,000
Number of generating stations | generating_station			4		4
Electric generation capability for winter, megawatts | MW					3,070
Electric generation capability for summer, megawatts | MW					2,925
Restricted Cash and Cash Equivalents			$ 5		$ 5	5
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			435,222	167,457	28,584	201,553	6,917		26,622
Regulatory assets, current			67,820		66,392	63,111
Inventory, Net			137,005		143,590	123,608
Other Comprehensive Income (Loss), Net of Tax			7,386	(7,174)	7,025	51,676	14,013
Accounts Receivable, Allowance for Credit Loss, Current			3,765	1,063	2,283	1,117	647
Accounts Receivable, Credit Loss Expense (Reversal)			1,022	983	7,413	5,851
Accounts Receivable, Allowance for Credit Loss, Writeoff			(159)	(1,522)	(7,764)	(7,008)
Accounts Receivable, Allowance for Credit Loss, Recovery			619	485	1,517	1,627
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax			36,680		29,294	22,269	(29,407)		(43,420)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				(8,532)	1,594	46,245	10,393
Income Tax Expense (Benefit)			3,909	5,214	(14,715)	(21,859)	(28,941)
Capitalized Computer Software, Amortization			6,940	2,987
Income Tax Expense (Benefit)			3,909	5,214	(14,715)	(21,859)	(28,941)
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent			$ 760	1,358	$ 5,431	5,431	3,620
Petersburg Unit 1 retired MW								230
Petersburg Unit 2 Planned Retirement MW in 2023			415		415
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023			630		630
Asset Retirement Obligation			$ 267,872	218,412	$ 249,930	218,729	189,509
Asset Retirement Obligation, Liabilities Incurred			7,778	69	17,080	1,159
Asset Retirement Obligation, Liabilities Settled			(1,098)	(3,025)	11,902	24,699
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net			(1,523)	0
Allowance for Funds Used During Construction, Capitalized Interest			5,276	2,985	13,739	8,215	4,815
Allowance for Funds Used During Construction, Equity Portion			831	1,570
Related Party Transaction, Purchases from Related Party					7,400	5,700	4,300
Capitalized Computer Software, Amortization			6,940	2,987
Capitalized Computer Software, Gross			265,224		261,872
Project Development Intangible Assets			83,940		84,097
Emissions Allowance			797		797
Capitalized Computer Software, Accumulated Amortization			116,963		111,110
Intangible Assets, Net (Including Goodwill)			$ 232,998		$ 235,656
Petersburg Energy Center Project MW			250		250
Petersburg Energy Storage Project MW			45		45
Petersburg Energy Storage Project MwH			180		180
Hardy Hills Solar Project MW			195		195
Hoosier Wind Project MW			106		106
Pike Co BESS Project MW			200		200
Pike Co BESS Project MwH			800		800
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ 1,918,554	1,931,097	$ 1,919,792	1,943,710	1,691,330		1,424,893
Asset Retirement Obligation, Revision of Estimate			8,525	0	12,921	44,679
Asset Retirement Obligation, Accretion Expense			2,737	2,639	13,102	8,081
Inventories			69,185		77,198	60,497
Cash and cash equivalents			$ 23,513		$ 25,767	199,103
Number of customers			524,000		523,000
Number of generating stations | generating_station			4
Electric generation capability for winter, megawatts | MW			3,070		3,070
Electric generation capability for summer, megawatts | MW			2,925		2,925
Restricted Cash and Cash Equivalents			$ 5		$ 5	5
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			23,518	164,964	25,772	199,108	2,761		$ 17,951
Regulatory assets, current			67,820		66,392	63,111
Inventory, Net			137,005		143,590	123,608
Accounts Receivable, Allowance for Credit Loss, Current			3,765	1,063	2,283	1,117	647
Accounts Receivable, Credit Loss Expense (Reversal)			1,022	983	7,413	5,851
Accounts Receivable, Allowance for Credit Loss, Writeoff			(159)	(1,522)	(7,764)	(7,008)
Accounts Receivable, Allowance for Credit Loss, Recovery			619	485	1,517	1,627
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense (Benefit)			(5,688)	(6,545)	(25,666)	(32,887)	(39,305)
Capitalized Computer Software, Amortization					14,570	10,122	11,241
Income Tax Expense (Benefit)			(5,688)	(6,545)	$ (25,666)	(32,887)	(39,305)
Petersburg Unit 1 retired MW								230
Petersburg Unit 2 Planned Retirement MW in 2023		415
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023		630			630
Asset Retirement Obligation			267,872	218,412	$ 249,930	218,729	189,509
Asset Retirement Obligation, Liabilities Incurred			7,778	69	17,080
Asset Retirement Obligation, Liabilities Settled			1,098	3,025	11,902	24,699
Allowance for Funds Used During Construction, Capitalized Interest			5,276	2,985	13,739	8,215	4,815
Allowance for Funds Used During Construction, Equity Portion			831	1,570
Related Party Transaction, Purchases from Related Party					7,400	5,700	4,300
Capitalized Computer Software, Amortization					14,570	10,122	11,241
Capitalized Computer Software, Gross			265,224		261,872	205,910
Project Development Intangible Assets			83,940		84,097	39,455
Emissions Allowance			797		797	797
Amortization of Intangible Assets			6,940	2,987
Capitalized Computer Software, Accumulated Amortization			116,963		111,110	107,184
Intangible Assets, Net (Including Goodwill)			$ 232,998		$ 235,656
Petersburg Energy Center Project MW	250				250
Petersburg Energy Storage Project MW	45
Petersburg Energy Storage Project MwH	180
Hardy Hills Solar Project MW			195		195
Hoosier Wind Project MW			106		106
Pike Co BESS Project MW		200			200
Pike Co BESS Project MwH		800			800
AES U.S. Investments [Member]
Debt Instrument [Line Items]
Ownership percentage by parent			82.35%
AES U.S. Investments [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Ownership Interest in Parent Company, Percent			85.00%
CDPQ [Member]
Debt Instrument [Line Items]
Ownership percentage by parent			17.65%
Ownership Interest in Parent Company, Percent			15.00%		15.00%
CDPQ [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Ownership Interest in Parent Company, Percent			15.00%
AES U.S. Holdings, LLC [Member]
Debt Instrument [Line Items]
Ownership Interest in Parent Company, Percent			85.00%		85.00%
Harding Street [Member]
Debt Instrument [Line Items]
Amount of New Operation for Battery Storage Unit, megawatts | MW			20		20
Harding Street [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Amount of New Operation for Battery Storage Unit, megawatts | MW			20		20
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Debt Instrument [Line Items]
Interest and Debt Expense			$ (1,012)	(1,807)	$ 7,229	7,229	4,819
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and Debt Expense			(1,012)	(1,807)	7,229	7,229	4,819
Income Tax Expense (Benefit)			252	449	(1,798)	(1,798)	(1,199)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			760	1,358	5,431	5,431	3,620
Income Tax Expense (Benefit)			252	449	(1,798)	(1,798)	(1,199)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			760	1,358	$ 5,431	$ 5,431	$ 3,620
Interest Rate Contract [Member]
Debt Instrument [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax			$ 36,680	$ 15,095